Jan. 31, 2022
Intrepid Capital Fund
Intrepid Capital Fund
Investment Objective:
The Intrepid Capital Fund (the “Fund” in this Summary) seeks long-term capital appreciation and high current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
SHAREHOLDER FEES(fees paid directly from your investment)

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	2.00%	2.00%
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES(expenses that you pay each year as a percentage of the value of your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.57%	0.57%
Total Annual Fund Operating Expenses	1.82%	1.57%
Fee Waiver and/or Expense Reimbursement(1)	-0.42%	-0.42%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.40%	1.15%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$143	$532	$946	$2,103
Institutional Class	$117	$455	$815	$1,832

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies:
Under normal conditions, the Fund invests primarily in a diversified portfolio of undervalued small and medium capitalization (i.e., less than $25 billion of market capitalization) equity securities and high yield securities (also known as “junk bonds”). The Fund believes an equity security is undervalued if the market value of the outstanding equity security is less than the intrinsic value of the company issuing the equity security. Equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options, exchange-traded funds (“ETFs”) and foreign securities, which include American Depository Receipts (“ADRs”).
The Fund considers the intrinsic value of a company to be the present value of a company’s expected future stream of free cash flows discounted by an appropriate discount rate. After estimating the intrinsic value of a company, the Fund adjusts for debt, cash, and other potential capital (such as minority interest) on the company’s balance sheet. The Fund then makes buy/sell decisions by comparing a company’s market value with its intrinsic value estimates. The Fund seeks to invest in internally financed companies generating cash in excess of their business needs, with predictable revenue streams, and in industries with high barriers to entry.
The Fund’s investments in high yield securities will not be limited in duration, but typically will be in securities having a duration of two to six years at the time of purchase. Duration is a measure of a debt security’s price sensitivity, taking into account a debt security’s cash flows over time. For example, a security with a duration of five years would likely drop five percent in value if interest rates rose one percentage point.
Additionally, the Fund’s investments in high yield securities will not be limited in credit rating, but typically will be in securities rated below-investment grade by a nationally recognized statistical rating agency. The Fund believes that these securities may be attractively priced relative to their risk because many institutional investors do not purchase less than investment grade debt securities.
In certain market conditions, the Adviser may determine that it is appropriate for the Fund to hold a significant cash position for an extended period of time. The Fund expects that it may maintain substantial cash positions when the Adviser determines that such cash holdings, given the risks the Adviser believes to be present in the market, are more beneficial to shareholders than investment in additional securities.

Principal Risks:
There is a risk that you could lose all or a portion of your money on your investment in the Fund. This risk may increase during times of significant market volatility. The following risks could affect the value of your investment:
•Equity Securities Risks: Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
•General Market Risk; Recent Market Events: The prices of the securities in which the Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments, and to the negative impact of any epidemic, pandemic or natural disaster that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Securities selected for the Fund’s portfolio may decline in value more than the overall stock market.
Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and, in many cases, unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, and supply chain disruptions affecting the United States and many other countries. Some sectors of the economy and individual issuers have experienced particularly large losses as a result of these disruptions, and such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent. In response, the U.S. government and the Federal Reserve have taken extraordinary actions to support the domestic economy and financial markets, resulting in very low interest rates and in some cases negative yields. It is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
•Small and Medium Capitalization Company Risk: The Fund invests in small and medium capitalization companies that tend to be more volatile and less liquid than large capitalization companies, which can negatively affect the Fund’s ability to purchase or sell these securities. Small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.
•Value Investing Risk: The risk associated with the Fund’s investment in companies it considers undervalued relative to their peers or the general stock market where these securities may decline or may not reach what the investment adviser believes are their full value.
•Foreign Securities Risk: Stocks of non-U.S. companies (whether directly or in ADRs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged. Additionally, investments in foreign securities, whether or not publicly traded in the U.S., may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the institution of tariffs by the U.S. or the United Kingdom’s withdrawal from the European Union (or Brexit), may contribute to decreased liquidity and increased volatility in the financial markets. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.
•Interest Rate Risk: The risk associated with a trend of increasing interest rates which results in drop in value of the bonds and other debt securities. Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.
•Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Adviser might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline. Many debt securities utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. However, the use of LIBOR has come under pressure following manipulation allegations. Further, the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, no longer persuades nor requires banks to submit rates for the calculation of LIBOR and certain other reference rates. Although many LIBOR rates will be phased out as of the end of 2021, as originally intended, a selection of widely used U.S. dollar-based LIBOR rates will continue to be published until June 2023 in order to assist with the transition away from LIBOR. The impact of the discontinuation of LIBOR and the transition to an alternative rate on the Fund’s portfolio remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had. This announcement and any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on the value of the Fund’s investments, performance or financial condition, and might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates.
•Credit Risk: The risk of investing in bonds and debt securities whose issuers may not be able to make interest and principal payments. In turn, issuers’ inability to make payments may lower the credit quality of the security and lead to greater volatility in the price of the security.
•High Yield Risk: The risk of loss on investments in high yield securities or “junk bonds.” These securities are rated below investment grade, are usually less liquid, have greater credit risk than investment grade debt securities, and their market values tend to be volatile. They are more likely to default than investment grade securities when adverse economic and business conditions are present.
•Liquidity Risk: The risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
•Cash Position Risk: The ability of the Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.
•Exchange-Traded Fund Risk: The risk of owning an ETF generally reflects the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.
•Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. In particular, Congress is considering substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal income tax consequences to the Fund and its shareholders. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.
Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Investor Class shares (the Class with the longest period of annual returns). The table shows how the Fund’s average annual returns over 1, 5, and 10 years compare with those of a broad measure of market performance, as well as additional indices that reflect the market sectors in which the Fund invests. For additional information on the indices, please see “Index Descriptions” in this Prospectus. The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the Investor Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.intrepidcapitalfunds.com.
Intrepid Capital Fund – Investor Class Calendar Year Total Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter	December 31, 2020	14.35%
Worst Quarter	March 31, 2020	-20.04%

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2021)

	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	12.84%	4.19%	5.84%
Return After Taxes on Distributions	12.05%	3.08%	4.38%
Return After Taxes on Distributions and Sale of Fund Shares	7.77%	2.81%	4.12%
Institutional Class
Return Before Taxes	13.16%	4.43%	6.10%
Bloomberg Combined 1-5Y TR Index (60% S&P 500® Index/40% Bloomberg U.S. Government/Credit Index 1-5YR TR Index) (reflects no deduction for fees, expenses or taxes)	16.13%	12.05%	10.65%
Bloomberg Combined Index (60% S&P 500® Index/40% Bloomberg U.S. Gov/Credit Index) (reflects no deduction for fees, expenses or taxes)	15.76%	12.79%	11.24%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	16.55%
Bloomberg U.S. Gov/Credit 1-5Y TR Index (reflects no deduction for fees, expenses or taxes)	-0.97%	2.25%	1.77%
Bloomberg U.S. Gov/Credit Index (reflects no deduction for fees, expenses or taxes)	-1.75%	3.99%	3.13%

The Fund uses the Bloomberg U.S. Gov/Credit 1-5Y TR Index, Bloomberg Combined Index, and Bloomberg U.S. Gov/Credit Index as additional indices because they compare the Fund’s performance with the returns of indices holding investments similar to those of the Fund. For additional information on the indices, please see “Index Descriptions” in this Prospectus.
The Fund offers two Classes of shares. Investor Class shares commenced operations on January 3, 2005 and Institutional Class shares commenced operations on April 30, 2010.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

Intrepid Endurance Fund
Intrepid Endurance Fund
Investment Objective:
The Intrepid Endurance Fund (the “Fund” in this Summary) seeks long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
SHAREHOLDER FEES(fees paid directly from your investment)

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	2.00%	2.00%
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES(expenses that you pay each year as a percentage of the value of your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.49%	0.52%
Total Annual Fund Operating Expenses	1.74%	1.52%
Fee Waiver and/or Expense Reimbursement(2)	-0.43%	-0.36%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.31%	1.16%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$133	$506	$904	$2,016
Institutional Class	$118	$445	$795	$1,782

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.
Principal Investment Strategies:
Under normal conditions, the Fund primarily invests in a diversified portfolio of equity securities of small capitalization companies. The Fund defines small capitalization companies to include companies having a capitalization that does not exceed the upper limit of the capitalization ranges of the higher of the Morningstar Small Cap Index or the S&P SmallCap 600® Index during the most recent 12 months. For the 12 months ended December 31, 2021 this limit was approximately $7.9 billion. Equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options, ETFs and foreign securities, which include ADRs.The Fund invests in undervalued equity securities and believes an equity security is undervalued if the market value of the outstanding equity security is less than the intrinsic value of the company issuing the equity security. The Fund considers the intrinsic value of a company to be the present value of a company’s expected future stream of free cash flows discounted by an appropriate discount rate. After estimating the intrinsic value of a company, the Fund adjusts for debt, cash, and other potential capital (such as minority interest) on the company’s balance sheet. The Fund then makes buy/sell decisions by comparing a company’s market value with its intrinsic value estimates. The Fund seeks to invest in internally financed companies generating cash in excess of their business needs, with predictable revenue streams, and in industries with high barriers to entry. In determining the presence of these factors, the Fund’s investment adviser reviews periodic reports filed with the Securities and Exchange Commission as well as industry publications. The Fund may engage in short-term trading.The Fund may hold in excess of 25% of its assets in cash or cash equivalents at any time and for an extended time. The Fund expects that it may maintain substantial cash positions when the Adviser determines that such cash holdings, given the risks the Adviser believes to be present in the market, are more beneficial to shareholders than investment in additional securities.
Principal Risks:
There is a risk that you could lose all or a portion of your money on your investment in the Fund. This risk may increase during times of significant market volatility. The following risks could affect the value of your investment:
•Equity Securities Risks: Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
•General Market Risk; Recent Market Events: In the past decade financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Securities selected for the Fund’s portfolio may decline in value more than the overall stock market.
Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and, in many cases, unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, and supply chain disruptions affecting the United States and many other countries. Some sectors of the economy and individual issuers have experienced particularly large losses as a result of these disruptions, and such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent. In response, the U.S. government and the Federal Reserve have taken extraordinary actions to support the domestic economy and financial markets, resulting in very low interest rates and in some cases negative yields. It is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
•Small-Capitalization Company Risk: The risk of investing in the stocks of smaller companies. Small companies can be more sensitive to changing economic conditions. Stocks of smaller companies are more volatile, often have less trading volume than those of larger companies and are more difficult to sell at quoted market prices.
•Value Investing Risk: The risk associated with the Fund’s investment in companies it considers undervalued relative to their peers or the general stock market where these securities may decline or may not reach what the investment adviser believes are their full value.
•Foreign Securities Risk: Stocks of non-U.S. companies (whether directly or in ADRs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged. Additionally, investments in foreign securities, whether or not publicly traded in the U.S., may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the institution of tariffs by the U.S. or the United Kingdom’s withdrawal from the European Union (or Brexit), may contribute to decreased liquidity and increased volatility in the financial markets. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.
•ADR Risk: ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.
•Liquidity Risk: The risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
•Cash Position Risk: The ability of the Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.
•Exchange-Traded Fund Risk: The risk of owning an ETF generally reflects the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.
•Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. In particular, Congress is considering substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal income tax consequences to the Fund and its shareholders. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Investor Class shares (the Class with the longest period of annual returns). The table shows how the Fund’s average annual returns over 1, 5 and 10 years compare with those of a broad measure of market performance For additional information on the index, please see “Index Descriptions” in this Prospectus. The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the Investor Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.intrepidcapitalfunds.com.
Intrepid Endurance Fund – Investor Class Calendar Year Total Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter	December 31, 2020	20.79%
Worst Quarter	March 31, 2020	-21.50%

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2021)

	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	6.58%	5.82%	5.21%
Return After Taxes on Distributions	6.58%	5.49%	4.38%
Return After Taxes on Distributions and Sale of Fund Shares	3.90%	4.42%	3.90%
Institutional Class
Return Before Taxes	6.78%	6.06%	5.46%
Morningstar U.S. Small Cap Total Return Index (reflects no deduction for fees, expenses or taxes)	16.25%	11.50%	12.97%

The Fund offers two Classes of shares. Investor Class shares commenced operations on October 3, 2005 and Institutional Class shares commenced operations on November 3, 2009.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-
deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.
Intrepid Income Fund
Intrepid Income Fund
Investment Objective:
The Intrepid Income Fund (the “Fund” in this Summary) seeks high current income and capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
SHAREHOLDER FEES(fees paid directly from your investment)

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	2.00%	2.00%
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES(expenses that you pay each year as a percentage of the value of your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)(2)	0.30%	0.30%
Total Annual Fund Operating Expenses	1.30%	1.05%
Fee Waiver and/or Expense Reimbursement(3)	-0.13%	-0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	1.17%	0.92%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$119	$399	$700	$1,556
Institutional Class	$94	$321	$567	$1,271

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Principal Investment Strategies:
Under normal conditions, the Fund primarily invests in a diversified portfolio of fixed-income securities. The Fund’s fixed income securities will consist principally of high-yield corporate debt securities (sometimes referred to as “junk bonds”), bank debt (including loan assignments and participations), convertible debt, and U.S. Government securities. The Fund may also invest in investment grade corporate debt securities, as well as the debt of foreign companies. Foreign companies, or non-U.S. companies, are companies domiciled or headquartered outside of the U.S., or whose primary business activities or principal trading markets are located outside of the U.S. High yield securities typically pay high current interest. They also offer the potential for capital appreciation when purchased at a discount to par value or when favorable company-specific events occur. The Fund’s investment advisor performs deep fundamental credit analysis in selecting debt securities for the Fund, and the Fund’s holdings will not be limited by credit quality, sector, or geography. The Fund’s investments in debt instruments will not be limited in duration, but typically will be in securities having a duration of two to six years at the time of purchase. Duration is a measure of a debt security’s price sensitivity taking into account a debt security’s cash flows over time. For example, a security with a duration of five years would likely drop five percent in value if interest rates rose one percentage point.In addition, the Fund may invest in equity securities, consisting principally of dividend-paying common stock or preferred stock. The Fund will typically seek dividend-paying equity and preferred securities that it believes are undervalued based on internal appraisals of such securities’ intrinsic values. The Fund typically determines the intrinsic value of a company to be the present value of a company’s expected future stream of free cash flows discounted by an appropriate discount rate. After estimating the intrinsic value of the business as a whole, the Fund adjusts for debt, cash, and other potential capital (such as minority interest) to arrive at an estimate of the equity security’s intrinsic value. If a dividend paying common stock or preferred stock stops paying dividends after its purchase by the Fund, the Fund would not be required to sell the security.
The Adviser may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions and its own credit analyses to determine the creditworthiness and potential for capital appreciation of a security.
In certain market conditions, the Adviser may determine that it is appropriate for the Fund to hold a significant cash position for an extended period. The Fund expects that it may maintain substantial cash positions when the Adviser determines that such cash holdings, given the risks the Adviser believes to be present in the market, are more beneficial to shareholders than investment in additional securities.

Principal Risks:
There is a risk that you could lose all or a portion of your money on your investment in the Fund. This risk may increase during times of significant market volatility. The following risks could affect the value of your investment:
•General Market Risk; Recent Market Events: In the past decade financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Securities selected for the Fund’s portfolio may decline in value more than the overall stock market.
Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and, in many cases, unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, and supply chain disruptions affecting the United States and many other countries. Some sectors of the economy and individual issuers have experienced particularly large losses as a result of these disruptions, and such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent. In response, the U.S. government and the Federal Reserve have taken extraordinary actions to support the domestic economy and financial markets, resulting in very low interest rates and in some cases negative yields. It is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
•Interest Rate Risk: The risk associated with a trend of increasing interest rates which results in drop in value of the bonds and other debt securities. Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.
•Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Adviser might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline. Many debt securities utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. However, the use of LIBOR has come under pressure following manipulation allegations. Further, the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, no longer persuades nor requires banks to submit rates for the calculation of LIBOR and certain other reference rates. Although many LIBOR rates will be phased out as of the end of 2021, as originally intended, a selection of widely used U.S. dollar-based LIBOR rates will continue to be published until June 2023 in order to assist with the transition away from LIBOR. The impact of the discontinuation of LIBOR and the transition to an alternative rate on the Fund’s portfolio remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had. This announcement and any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on the value of the Fund’s investments, performance or financial condition, and might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates..
•Credit Risk: The risk of investing in bonds and debt securities whose issuers may not be able to make interest and principal payments. In turn, issuers’ inability to make payments may lower the credit quality of the security and lead to greater volatility in the price of the security.
•High Yield Risk: The risk of loss on investments in high yield securities or “junk bonds.” These securities are rated below investment grade, are usually less liquid, have greater credit risk than investment grade debt securities, and their market values tend to be volatile. They are more likely to default than investment grade securities when adverse economic and business conditions are present.
•Liquidity Risk: The risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
•Cash Position Risk: The ability of the Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.
•Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. In particular, Congress is considering substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal income tax consequences to the Fund and its shareholders. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares (the only Class currently available for sale). The table shows how the Fund’s average annual returns over 1, 5 and 10 years compare with those of a broad-based market index, as well as additional indices that reflect the market sectors in which the Fund invests. For additional information on the indices, please see “Index Description” in this Prospectus. No performance information is available for the Investor Class shares since that class is currently not available for sale. The performance for the Investor Class shares would differ only to the extent that the Investor Class shares have different expenses than the Institutional Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.intrepidcapitalfunds.com.
Intrepid Income Fund – Institutional Class Calendar Year Total Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter	December 31, 2020	7.43%
Worst Quarter	March 31, 2020	-6.66%

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2021)

	1 Year	5 Years	10 Years
Institutional Class
Return Before Taxes	10.01%	5.49%	4.27%
Return After Taxes on Distributions	7.39%	3.71%	2.63%
Return After Taxes on Distributions and Sale of Fund Shares	5.91%	3.44%	2.58%
Bloomberg U.S. Gov/Credit 1-5Y TR Index (reflects no deduction for fees, expenses or taxes)	-0.97%	2.25%	1.77%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.54%	3.57%	2.90%

Institutional Class shares commenced operations on August 16, 2010. Performance shown prior to August 16, 2010 reflects the performance of Investor Class shares, which commenced operations on July 2, 2007 and ceased operations on January 31, 2014, and includes expenses that are not applicable to and are higher than those of Institutional Class shares. After-tax returns are calculated using the historical highest individual federal stated income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.